FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /  /     (a)
             or fiscal year ending: 12/31/2001  (b)


Is this a transition report?: (Y/N)       N


Is this an amendment to a previous filing? (Y/N)       N


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.       A.  Registrant Name: The Prudential Individual Variable Contract
             Account
         B.  File Number: 811-3622
         C.  Telephone Number:973-802-6000

2.       A.  Street:213 Washington Street
         B.  City: Newark
         C.  State: NJ
         D.  Zip Code:07102  Zip Ext:2992
         E.  Foreign Country:                        Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?(Y/N)    N

4.       Is this the last filing on this form by Registrant?(Y/N)     N

5.       Is Registrant a small business investment company (SBIC)?(Y/N)  N

6.       Is Registrant a unit investment trust(UIT)?(Y/N)       Y
         (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N) N (If answer is "N" (No), go to item 8.)
         B. How many separate series or portfolios did Registrant have at the end of the period?




SCREEN NUMBER:  01         PAGE NUMBER: 01

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For period ending 12/31/2001                 If filing more than one
File number 811- 3622                             Page 2, "X":


     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                              Is this the
 Series                                                       last filing
 Number           Series Name                              for this series?
 ------           -----------                              ----------------
    1                                                            (Y/N)











SCREEN NUMBER:  02         PAGE NUMBER: 02
(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/2001                 If filing more than one
File number 811- 3622                               Page 47, "X":


UNIT INVESTMENT TRUSTS

111.    * A.  Depositor Name:  Prudential Insurance Company of America
          B.  File Number (If any):
          C. City: Newark         State: NJ   Zip Code: 07102   Zip Ext:
          Foreign Country:                 Foreign Postal Code:

111.    * A.  Depositor Name:
          B.  File Number (If any):
          C.  City:               State:      Zip Code:         Zip Ext:
          Foreign Country:                 Foreign Postal Code:

112.    * A.  Sponsor Name:
          B.  File Number (If any):
          C.  City:               State:      Zip Code:         Zip Ext:
          Foreign Country:                 Foreign Postal Code:

112.    * A.  Sponsor Name:
          B.  File Number (If any):
          C.  City:               State:      Zip Code:         Zip Ext:
          Foreign Country:                 Foreign Postal Code:




SCREEN NUMBER: 55        PAGE NUMBER: 47


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For period ending 12/31/2001                 If filing more than one
File number 811- 3622                               Page 48, "X":


113      A.  Trustee Name:
         *   B.  City:            State:      Zip Code:         Zip Ext:
         Foreign Country:                  Foreign Postal Code:

113.     A.  Trustee Name:
         *   B.  City:            State:      Zip Code:         Zip Ext:
         Foreign Country:                  Foreign Postal Code:

114.     A.  Principal Underwriter Name: Pruco Securities Corporation
         B.  File Number: 8-16402
         C.  City: Newark         State:NJ    Zip Code: 07102   Zip Ext: 3777
         Foreign Country:                  Foreign Postal Code:

114.     A.  Principal Underwriter Name:
         *   B.  File Number: 8-
         C.  City:                State:      Zip Code:         Zip Ext:
         Foreign Country:                  Foreign Postal Code:

115.     A.  Independent Public Accountant Name:  PRICEWATERHOUSECOOPERS, LLP.
      *  B.  City: New York       State: NY   Zip Code: 10036   Zip Ext:
         Foreign Country:                  Foreign Postal Code:

115.     A.  Independent Public Accountant Name:
      *  B.  City:                 State:     Zip Code:      Zip Ext:
         Foreign Country:                  Foreign Postal Code:




SCREEN NUMBER: 56          PAGE NUMBER: 48

For period ending 12/31/2001                 If filing more than one
File number 811- 3622                               Page 49, "X":


116.     A.  Is Registrant part of a family of investment companies?(Y/N)
      *                       Y
         B.  Identify the family in 10 letters: Prudential
         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.  Is Registrant a separate account of an insurance company?(Y/N)
      *                       Y

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B.  Variable annuity contracts?(Y/N):     Y

         C.  Scheduled premium variable life contracts:          N

         D.  Flexible premium variable life contracts:        N

E.       Other types of insurance products registered under the Securities Acts
         of 1933?(Y/N)            N           .

118.     State the number of series existing at the end of the period that * had
         securities registered under the Securities Act of 1933          2


119. State the number of new series for which registration statements * under the Securities Act of 1933 became effective during the period 0

120.     State the total value of the portfolio securities on the date of
    *    deposit for the new series included in item 119 ($000's omitted)

121.     State the number of series for which a current prospectus was in
    *    existence at the end of the period    1

122.     State the number of existing series for which additional units
    *    were registered under the Securities Act of 1933 during the period  3




SCREEN NUMBER: 57 PAGE        NUMBER: 49

For period ending 12/31/2001                 If filing more than one
File number 811- 3622                             Page 50, "X":


123.     State the total value of the additional units considered in* answering item 122 ($000's omitted)  $(661,219)

124. State the total value of units prior series that were placed in * the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted) 000

125. State the total dollar amount of sales loads collected (before * reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ 000

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted) $ 000

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                      Number of   Total Assets    Total Income
                                        Series      ($000's       Distributions
                                      Investing     omitted)    ($000's omitted)
                                      ---------   ------------  ----------------
A.   U.S. Treasury direct issue
B.   U.S. Government agency
C.   State and municipal tax-free
D.   Public utility debt
E.   Brokers or dealers debt or
     debt of brokers' or dealers'
     parent
F.   All other corporate intermed.
     & long term debt
G.   All other corporate short-
     term debt
H.   Equity securities of brokers
     or dealers or parents of
     brokers or dealers
I.   Investment company equity
     securities
J.   All other equity securities         1         $3,516,523
K.   Other securities
L.   Total assets of all series of       1         $3,516,523
     registrant




SCREEN NUMBER: 58          PAGE NUMBER:50

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For period ending 12/31/2001            If filing more than one
File number 811- 3622                        Page 51, "X":


128.     Is the timely payment of principal and interest on any of the
         * portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer?(Y/N)        N

129.     Is the issuer of any instrument covered in item 128 delinquent or
         * in default as to payment of principal or interest at the end of the current period?(Y/N)

130.     In computations of NAV or offering price per unit, is any part of
         * the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)

131.     Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)             $46,459

132. List the "811" (Investment Company Act of 1940) registration * number for all Series of Registrant that are being included in this filing:


811-3622            811-                 811-                   811-
811-                811-                 811-                   811-
811-                811-                 811-                   811-
811-                811-                 811-                   811-
811-                811-                 811-                   811-
811-                811-                 811-                   811-
811-                811-                 811-                   811-
811-                811-                 811-                   811-




SCREEN NUMBER: 59         PAGE NUMBER:51

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This report is signed on behalf of the registrant in the City of Newark and
State of New Jersey on the 28th day of February, 2002.


PRUDENTIAL LIFE INSURANCE COMPANY OF AMERICA



BY:  /S/ William J. Eckert             WITNESS: /S/ William Sues

         William J. Eckert                          William Sues
         Vice President                             Director, Separate Accounts
         Chief Accounting Officer